ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	$ 3,212.8	$ 2,578.3
Other comprehensive (loss) income	(13.2)	(140.1)
Balances, end of year	4,086.6	3,212.8
Foreign currency exchange differences on translation of foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	64.5	225.9
Other comprehensive (loss) income	(93.9)	(161.4)
Balances, end of year	(29.4)	64.5
Net change in cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	(5.2)	(33.3)
Other comprehensive (loss) income	4.7	28.1
Balances, end of year	(0.5)	(5.2)
Net changes in financial assets carried at FVOCI
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	(1.2)	0.6
Other comprehensive (loss) income	(0.1)	(1.8)
Balances, end of year	(1.3)	(1.2)
Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	58.1	193.2
Other comprehensive (loss) income	(104.1)	(135.1)
Other comprehensive loss (income) excluding cash flow hedges	(89.3)	(135.1)
Balances, end of year	$ (31.2)	$ 58.1